Stock-Based Compensation - Schedule of Stock-Based Plan Compensation Expense, Including Cash Award (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation plan expense, net of related tax benefits	$ 6,751	$ 7,185	$ 7,278
Stock-based compensation plan related tax benefits	$ 4,137	$ 4,404	$ 4,461